Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (1,257)		$ (822)	$ (5,347)		$ (7,260)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation	3		5	18		21
Issuance of shares to employees and services providers			24	746		2,477
Non- cash expenses in the Yaaran purchase transaction (note 9)						1,662
Share based compensation to employees and directors		[1]		1		23
Loss (gain) from sales of property and equipment					[2]	(12)
Gain from standby equity purchase agreement (note 13(14))				(428)		(1,158)
Expenses from standby equity purchase agreement II	24		13	170
Interest on loans	6			16
Change in fair value of warrant liability	103			5
Change in fair value of credit facility liability	(94)
Change in fair value of PIPE’s warrant liability	624
Change in fair value of investment in nonconsolidated affiliate	(179)		(84)	1,299		714
Change in fair value of long term loan	4			56
Change in fair value of solar project	(82)			(44)
Change in fair value of marketable securities	77			(88)
Exchange rate differences on operating leases			2	9		13
Increase in accounts receivable, net	(52)		(39)	(36)		85
Decrease in inventory	6		17	101		(40)
Decrease in prepaid expenses and other current assets	23		86	262		165
Increase (decrease) in accounts payable	(8)		115	12		(91)
Decrease in other liabilities	(7)		(324)	(169)		173
Decrease in operating lease expense	2		14
Change in operating lease asset				48		60
Change in operating lease liability	(2)		(15)	(50)		(66)
Net cash used in operating activities	(809)		(1,008)	(3,419)		(3,234)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in nonconsolidated affiliate				(250)		(1,542)
Proceeds from sales of property and equipment					[2]	23
Long term loan granted				(406)
Investment in marketable securities				(219)
Short term loan granted	(250)			(250)
Investment in battery storage projects	(564)
Solar photovoltaic joint venture project	(362)			(764)
Net cash used in investing activities	(1,176)			(1,889)		(1,519)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory note				1,455		700
Repayments of promissory note				(1,543)		(700)
Proceeds from credit facility	1,105
Repayment of credit facility	(248)
Proceeds from PIPE agreement	1,500
Proceeds from exercise of warrants from PIPE agreement	175
Proceeds from standby equity purchase agreement, net			40	3,135		3,473
Net cash provided by financing activities	2,532		40	3,047		3,473
Effect of exchange rate changes on cash and cash equivalents	(9)		3	(8)		7
INCREASE (DECREASE) IN CASH , CASH EQUIVALENTS AND RESTRICTED CASH	538		(965)	(2,269)		(1,273)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	2,209		4,478	4,478		5,751
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	2,747		3,513	2,209		4,478
Cash paid during the year for:
Interest	77
Non cash transactions:
Termination of lease liability						21
Initial recognition of operating lease liability	24					16
Issuance of shares in exchange for investment in nonconsolidated affiliate (see note 13(9))						827
Issuance of shares for future services				12		422
Issuance of shares for commitment fee (see note 13(14))						254
Recognition of Prepaid Warrant Costs and Corresponding Warrant Liability				$ 307
Reclassification of warrant liabilities to equity upon exercise of warrants	$ 212

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.